Note 36 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	2021	2020	2019

Key management salaries and bonuses	3,245	2,915	2,362
Cash-settled share-based expense*	540	1,280	723
	3,785	4,195	3,085